Revenue - Schedule of Wallet Balances Movement (Details) - Deferred Revenue [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Wallet Balances Movement [Line Items]
Deferred Revenue, Beginning Balance	$ 1,552,074	$ 1,339,954
Deferred Revenue, Additions	1,550,497	1,664,443
Deferred Revenue, Revenue	(1,221,130)	(1,391,693)
Deferred Revenue, FX rate Adj	(121,205)	(146,846)
Deferred Revenue, Ending Balance	1,760,236	1,465,858
Deferred Revenue [Member]
Schedule of Wallet Balances Movement [Line Items]
Deferred Revenue, Beginning Balance	1,552,074	1,339,954
Deferred Revenue, Additions	1,550,497	1,664,443
Deferred Revenue, Revenue	(1,221,130)	(1,391,693)
Deferred Revenue, FX rate Adj	(121,205)	(146,846)
Deferred Revenue, Ending Balance	$ 1,760,236	$ 1,465,858